Equity	9 Months Ended
Sep. 30, 2014
Equity [Abstract]
Equity
Equity

On January 15, 2014, 100 shares of our common stock were issued to CBS. On March 14, 2014, our board of directors declared a 970,000 to 1 stock split. As a result of the stock split, the 100 shares of our common stock then outstanding were converted into 97,000,000 shares of our common stock. The effects of the stock split have been applied retroactively. For purposes of calculating earnings per share, 97,000,000 shares were considered outstanding for all periods presented.

On March 25, 2014, our board of directors granted CBS and certain of its affiliates a waiver of the ownership restrictions contained in our charter, subject to certain initial and ongoing conditions designed to protect our status as a REIT.

On March 27, 2014, our registration statement on Form S-11 related to our IPO of our common stock was declared effective by the SEC. On April 2, 2014, we completed an IPO of 23,000,000 shares of our common stock, including 3,000,000 shares of our common stock sold pursuant to the underwriters’ option to purchase additional shares, at a price of $28.00 per share. Our total shares issued and outstanding upon completion of the IPO was 120,000,000. (See Note 2. Initial Public Offering.)

As of September 30, 2014, 450,000,000 shares of our common stock, par value $0.01 per share, were authorized; 120,010,462 shares were issued and outstanding; and 50,000,000 shares of our preferred stock, par value $0.01 per share, were authorized with no shares issued and outstanding.

On October 29, 2014, our board of directors approved a special dividend of approximately $547.7 million to our stockholders in connection with our conversion to a REIT. The special dividend is payable on December 31, 2014, to stockholders of record as of November 20, 2014. The special dividend is the E&P Purge. Stockholders will have the option to elect to receive their special dividend in all cash or all stock. However, the aggregate amount of cash to be distributed will be approximately $109.5 million. As stated in Note 2. Initial Public Offering, a portion ($100.0 million) of the IPO proceeds was retained by us and will be applied to the cash portion of the E&P Purge. CBS will transfer the balance of the cash portion of the E&P Purge (approximately $9.5 million) to us prior to the special dividend to stockholders.